INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accounts receivable	$ 473	$ 695
Accrued expenses	3,838	2,065
Inventory	5,231	4,102
Other assets	160	1,008
Deferred rent	0	427
Pension asset	348	1,783
Property, plant and equipment	0	864
Lease accounting	3,360	0
U.S. and foreign net operating losses	13,998	15,014
Tax credits	254	2,345
Total deferred tax assets	27,662	28,303
Less valuation allowance	(9,879)	(12,409)
Net deferred tax assets	17,783	15,894
Deferred tax liabilities:
Property, plant and equipment	(4,678)	0
Operating lease right-of-use asset	(2,747)	0
Intangible assets	(24,266)	(38,451)
Deferred rent	(78)	0
Unremitted earnings	(719)	(1,207)
Other liabilities	(5,921)	(6,406)
Total deferred tax liabilities	(38,409)	(46,064)
Net deferred tax liability	$ (20,626)	$ (30,170)